INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost		$ 14,580	$ 13,115
Accumulated amortization		8,461	5,566
Total		6,119	7,549
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	9,111	10,725
Accumulated amortization		5,765	3,592
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		1,877	1,491
Accumulated amortization		1,632	1,437
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[2]	3,592	899
Accumulated amortization		$ 1,064	$ 537

[1]	During 2015, the Company recorded an impairment loss of $ 3,214 and $ 2,432 related to technology purchased in 2012 from acquisitions of Ortiva Wireless Inc. and Oversi Networks Ltd. ("Oversi"), respectively, due to the Company's decision to reach end of life on the respective product lines. The impairment loss was recorded in cost of revenues.
[2]	During 2015, the Company recorded an impairment loss of $ 131 related to Oversi's customer relationships, due to the Company's decision to reach end of life on the respective product line. The impairment loss was recorded in sales and marketing.